Earnings per Unit and Cash Distributions	6 Months Ended
Jun. 30, 2019
Earnings per Unit and Cash Distributions
Earnings per Unit and Cash Distributions

15) Earnings per Unit and Cash Distributions

The calculations of basic and diluted earnings per unit (1) are presented below:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands, except per unit data)	2019	2018	2019	2018
Net income	$8,176	$21,681	$21,045	$52,405
Less: Series A Preferred unitholders’ interest in net income	1,800	1,800	3,600	3,600
Net income attributable to the unitholders of KNOT Offshore Partners LP	6,376	19,881	17,445	48,805
Less: Distributions (2)	18,034	18,034	36,068	36,068
Under (over) distributed earnings	(11,658)	1,847	(18,623)	12,737
Under (over) distributed earnings attributable to:
Common unitholders (3)	(11,442)	1,813	(18,279)	12,502
General Partner	(215)	34	(344)	235
Weighted average units outstanding (basic) (in thousands):
Common unitholders	32,694	32,694	32,694	32,694
General Partner	615	615	615	615
Weighted average units outstanding (diluted) (in thousands):
Common unitholders (4)	32,694	36,355	32,694	36,360
General Partner	615	615	615	615
Earnings per unit (basic)
Common unitholders	$0.191	$0.597	$0.524	$1.465
General Partner	0.191	0.597	0.524	1.465
Earnings per unit (diluted):
Common unitholders (4)	$0.191	$0.585	$0.524	$1.415
General Partner	0.191	0.597	0.524	1.465
Cash distributions declared and paid in the period per unit (5)	0.520	0.520	1.040	1.040
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	0.520	0.520	1.040	1.040
(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership Agreement.
(2)

This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the three months ended June 30, 2019 and 2018 of $0.7 million and for the six months ended June 30, 2019 and 2018 of $1.4 million.

(3)

This includes the net income attributable to the IDR holder. The net income attributable to IDRs for the three months ended June 30, 2019 and 2018 was $0.7 million and for the six months ended June 30, 2019 and 2018 was $1.4.

(4)

Diluted weighted average units outstanding and earnings per unit diluted for the three and six months ended June 30, 2019 does not reflect any potential common shares relating to the convertible preferred units since the assumed issuance of any additional shares would be anti-dilutive.

(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to the period end.

As of June 30, 2019, 73.5% of the Partnership’s total number of common units outstanding representing limited partner interests were held by the public (in the form of 24,036,226 common units) and 26.2% of such units were held directly by KNOT (in the form of 8,567,500 common units). In addition, KNOT, through its ownership of the General Partner, held a 1.85% general partner interest (in the form of 615,117 general partner units) and a 0.3% limited partner interest (in the form of 90,368 common units).

Earnings per unit – basic is determined by dividing net income, after deducting the amount of net income attributable to the Series A Preferred Units and the distribution paid or to be made in relation to the period, by the weighted-average number of units outstanding during the applicable period.

The computation of limited partners’ interest in net income per common unit – diluted assumes the issuance of common units for all potentially dilutive securities consisting of 3,750,000 Series A Preferred Units. Consequently, the net income attributable to limited partners’ interest is exclusive of any distributions on the Series A Preferred Units. In addition, the weighted average number of common units outstanding has been increased assuming the Series A Preferred Units have been converted to common units using the if-converted method. The computation of limited partners’ interest in net income per common unit – diluted does not assume the issuance of Series A Preferred Units if the effect would be anti-dilutive.

The General Partner’s and common unitholders’ interest in net income was calculated as if all net income was distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income. Rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by the Board to provide for the proper conduct of the Partnership’s business, including reserves for maintenance and replacement capital expenditures, anticipated credit needs and capital requirements and any accumulated distributions on, or redemptions of, the Series A Preferred Units. In addition, KNOT, as the initial holder of all IDRs, has the right, at the time when it has received incentive distributions at the highest level to which it is entitled (48.0% for each of the prior four consecutive fiscal quarters), to reset the initial cash target distribution levels at higher levels based on the distribution at the time of the exercise of the reset election. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains and losses on derivative instruments and unrealized foreign currency gains and losses.